Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Accrued Expenses [Abstract]
Operating expenses	$ 1,364	$ 1,035
Interest expenses	2,130	1,700
Other expenses	394
Total accrued expenses	$ 3,888	$ 2,735